Stock-Based Compensation	9 Months Ended
Sep. 28, 2017
Stock-Based Compensation
Stock-Based Compensation

8. Stock‑Based Compensation

Floor & Decor Holdings, Inc. 2017 Stock Incentive Plan

On April 13, 2017, the board of directors of the Company approved the Floor & Decor Holdings, Inc. 2017 Stock Incentive Plan (the “2017 Plan”), which was subsequently approved by the Company’s stockholders. The 2017 Plan authorizes the Company to grant options and restricted stock awards to eligible employees, consultants and non-employee directors up to an aggregate of 5,000,000 shares of Class A common stock. In connection with the IPO, the Company granted options to purchase an aggregate of 1,254,465 shares of our Class A common stock to certain of our eligible employees and 15,475 shares of restricted stock to certain of our non-employee directors, in each case pursuant to the 2017 Plan and based on the public offering price of $21.00 per share.

Secondary Offering

On July 25, 2017, certain of the Company’s stockholders completed a secondary public offering (the “Secondary Offering”) of an aggregate of 10,718,550 shares of common stock at a price to the public of $40.00 per share. The Company did not sell any shares in the Secondary Offering and did not receive any proceeds from the sales of shares by the selling stockholders.

Class C Common Stock Conversion

On July 26, 2017, all of the Class C common stock outstanding shares, upon the election of holders of such shares of Class C common stock, were converted to Class A common stock

Equity Awards

The following table summarizes share activity related to stock options during the thirty-nine weeks ended September 28, 2017.

Stock Options
Outstanding at December 29, 2016	11,979,111
Granted	1,272,156
Exercised	(1,004,322)
Forfeited or expired	(159,687)
Outstanding at September 28, 2017	12,087,258